ABN AMRO FUNDS
                                  Common Shares
                                 Investor Shares

                   Supplement dated December 18, 2000 to each
                          Prospectus dated May 1, 2000

Money Market Funds: Money Market Fund(US), Government Money Market Fund(US), Treasury Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

U.S. Equity Funds: Value Fund(US), Growth Fund(US), Small Cap Fund(US) and Real Estate Fund(US)

International  Funds:   International  Equity  Fund(US),  Europe  Equity  Growth
Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

U.S. Fixed Income Funds: Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

This supplement supercedes and replaces any existing supplement to each Prospectus. This supplement provides new and additional information beyond that contained in each Prospectus. The "Where to Find it" section herein, if applicable, refers to the specific section in each Prospectus that the new and additional information supplements. This supplement should be retained and read in conjunction with each Prospectus, as applicable.

Fund Opening Information:

   On December 15, 2000, the Europe Equity Growth Fund(US) commenced operations.


Europe Equity Growth Fund(US)

   The following information replaces similar information found under "Principal Investment Strategies":

   The Europe Equity Growth Fund(US) primarily invests in common stocks and other equity securities of companies that are headquartered or based in European countries and that have strong prospects for capital appreciation through earnings growth. The Fund's investments are diversified among issuers located in various European countries, such as the United Kingdom, France, Switzerland, Germany, Sweden, the Netherlands and Finland. The Fund focuses on developed countries, but may invest in countries with emerging markets, such as Hungary or Poland.

   The Advisor chooses investments by focusing on companies with above average earnings growth rates. The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments. As a result, the Advisor may overweight the Fund's assets in certain industries or sectors, including those that may be more volatile than others.

   Where to Find it: Principal Investment Strategies

   Common Shares/International Funds           - Page 7
   Investor Shares                             - Page 25

   The following information replaces similar information found in the second paragraph under "Principal Risks of Investing in this Fund":


   Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will underperform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic, or other developments in Europe. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.


   The third paragraph under "Principal Risks of Investing in this Fund" is deleted.


   Where to Find it: Principal Risks of Investing in this Fund

   Common Shares/International Funds           - Pages 7 - 8
   Investor Shares                             - Pages 25 - 26

   The  following   information  replaces  similar  information  found  in  each
Prospectus:

Messrs. Lanters, Mur and Van der Burg are jointly and primarily responsible for the day-to-day management of the Europe Equity Growth Fund(us).

Felix Lanters began his career in investment banking with the advisor/and or its affiliates in 1987. Since 1994 Mr. Lanters has been a senior portfolio manager, specializing in European equity investments. Mr. Lanters hold a Master's degree in Economics from the Erasmus University of Rotterdam.

   The  following  information  supplements  similar  information  found in each
Prospectus:

Wim Mur began his association with the advisor/and or its affiliates in 1978. In 1991 he was appointed head of the Investment Research Department in Amsterdam. In 1994, Mr. Mur managed various European Equity portfolios and has been a member of the European Growth Team since March 2000. Mr. Mur holds a Master's degree in Economics.

Guido Van der Burg has been associated with the Advisor/and or its affiliate since 1992. Since 1998 Mr. Van der Berg has worked as an account manager and portfolio manager on the European Growth Equity investment team. Mr. Van der Burt holds a Master's degree in Business Economics from the Erasmus University Rotterdam.


   Where to Find it: Investment Advisor

   Common Shares/International Funds           - Beginning on Page 25
   Investor Shares                             - Beginning on Page 53

Redemption Fee Information:

   Beginning December 15, 2000, a 2% redemption fee will be assessed on the redemption of shares (including those made in exchanges) that have been held for 90 days or less of the Real Estate Fund(US). Purchases of shares (including those made in exchanges) of the Real Estate Fund(US) made on or after December 15, 2000 will be subject to the 2% redemption fee. Purchases made before December 15, 2000 will not be subject to the fee.

   A 2% redemption fee will be assessed on the redemption of shares (including those made in exchanges) that have been held for 90 days or less of the International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (the "International Equity
   Funds"). Purchases of shares (including those made in exchanges) of the International Equity Funds made on or after August 1, 2000 will be subject to the 2% redemption fee. Purchases made before August 1, 2000 will not be subject to the fee.

   Where to Find it: Exchanging Shares

   Common Shares/Domestic Funds                - Beginning on Page 39
   Common Shares/International Funds           - Page 22
   Investor Shares                             - Page 49

Advisor's Name

   ABN AMRO Asset Management (USA) LLC is the Advisor's name effective November 1, 2000.

Funds' New Distributor:

ABN AMRO Distribution Services (USA) Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 serves as the Funds' distributor.

Signature Guarantee Information:

   If your exchange or redemption request is for more than $50,000, or if you are requesting that the proceeds from your redemption be sent to an address or an account that is different from what we have on our records, then we may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

   A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

   Where to Find it: Exchanging Shares and Selling Shares

   Common Shares/Domestic Funds                - Pages 39 and 41
   Common Shares/International Funds           - Pages 21 and 23
   Investor Shares                             - Pages 48 and 50

Fund Closing Information:

   On September 15, 2000, all shares of the International Fixed Income Fund(US) were redeemed and the Fund was closed.

Portfolio Manager Information:

   o Balanced Fund(US) and Fixed Income Fund(US)

     The  following  information  replaces  similar  information  found  in each
Prospectus:

     Messrs.  Anderson,  Finley,  Germack  and  Youngberg,  members of the Fixed
     Income Management Team, are jointly and primarily responsible for the day-to-day management of the Fixed Income Fund(US) and the fixed income portion of the Balanced Fund(US). Messrs. Anderson, Finley, Germack and Youngberg have been members of the team since September 2000, February 2000, August 1999 and January 1999, respectively.

     The following  information  supplements  similar  information found in each
Prospectus:

John Anderson, Senior Vice President of the Advisor, has served as portfolio manager of the Fixed Income Fund(US) and the fixed income portion of the Balanced Fund(US) since September, 2000. Mr. Anderson has over 15 years of investment management experience. Prior to joining the Advisor in September, 2000 Mr. Anderson served as a Vice President of Contifinancial Services Corporation in New York from 1994 to 1999. There he was responsible for risk management operations and interest rate and credit risk strategies. Prior to that, Mr. Anderson served in capacities ranging from derivative trader to senior portfolio manager at several investment advisors including The Prudential Insurance Co. of America. Mr. Anderson holds an M.B.A. in Finance from New York University and a B.A. in Economics from Colgate University.

     Where to Find it: Investment Advisor

     Common Shares/Domestic Funds              - Beginning on Page 44
     Investor Shares                           - Beginning on Page 53

   o  Value Fund(US)

     The  following  information  replaces  similar  information  found  in each
Prospectus:

Messrs. Rydell and Sikorski and Ms. Reed of Mellon Equity, are jointly responsible for implementing the Fund's policies and strategies on a day-to-day basis. Together they co-manage large-cap value assets for Mellon Equity.

     The following  information  supplements  similar  information found in each
Prospectus:

Jocelin A. Reed, C.F.A., is a Vice President and portfolio manager with Mellon Equity and has been with the Mellon organization since 1996. Prior to working at Mellon Equity, she was a Corporate Banking Relationship Manager in Mellon Bank's utilities lending group and worked for J.P. Morgan and Deloitte & Touche. Ms. Reed holds an M.B.A. from the Joesph M. Katz School of Business at the Univeristy of Pittsburgh and a B.S. in Finance from The Pennsylvania State University. She is a member of the Pittsburgh Society of Financial Analysts and the Association of Investment Management and Research.

     Where to Find it: Sub-Advisor

     Common Shares/Domestic Funds              - Beginning on Page 46
     Investor Shares                           - Beginning on Page 58

   o Asian Tigers Fund(US)

     The  following  information  replaces  similar  information  found  in each
Prospectus:

Messrs. Leung, Lung, Ng and Thakore, members of the Asian Equity Team, have been jointly and primarily responsible for the day-to-day management of the Asian Tigers Fund(US) since November, 1999. Mr. Ng has served as portfolio manager since July 1, 1995.

   o International Equity Fund(US)

     The  following  information  replaces  similar  information  found  in each
Prospectus:

Messrs. Bloemen, Maas, Maters, Moolenburgh, Niehoff, Postma, van der Geest and van der Veen and Ms. Pals-de Groot, members of the International Equity Team, are jointly and primarily responsible for the day-to-day management of the International Equity Fund(us). Messrs. Bloemen, van der Geest and van der Veen have been members of the International Equity Team since October 1, 2000. Mr. Maters has been a member of the International Equity Team since November 1999, and Mr. Postma has been a member since March 1997. The other portfolio managers have been members of the International Equity Team since April 1999.

     The following  information  supplements  similar  information found in each
Prospectus:

     Maarten Bloemen has been associated with the Advisor and/or its affiliates since 1989. From 1989 to 1994, he held various marketing and sales positions for both direct equities and asset management products in Toronto, Canada. From 1994 until 1997 he worked in Amsterdam as an analyst in the Global Industries department covering the energy, base metals and gold sectors. Since 1998, Mr. Bloemen has been a portfolio manager, and in 2000 he joined the Global Equities team. Mr. Bloemen holds a Masters and a Bachelor degree in Environmental Planning.

Jaap van der Geest, Vice President of the Advisor, has been associated with the Advisor and/or its affiliates since 1990. From 1990 to 1996, he worked as an equities analyst covering such sectors as retail and telecommunications. In 1996, he joined ABN AMRO Asset Management as head of the Dutch Equities team, and in 2000 he joined the Global Equities team. Mr. van der Geest has a Masters degree in Macro-Economics and Business Administration from the University of Groningen.

Wouter van der Veen, Senior Vice President of the Advisor, has been associated with the Advisor and/or its affiliates since 1987, when he began his career as an equity analyst covering European banks. From 1994 to 1996, he served as the head of Dutch Equity Research at ABN AMRO's brokerage. In 1996, he became C.O.O. of the Dutch equity brokerage in Amsterdam and in 1998, he was appointed C.O.O. of equity brokerage for Europe, the Middle East and Africa. Since 2000, Mr. van der Veen has worked for ABN AMRO Asset Management as co-leader of the Global Equities team. Mr. van der Veen holds a Masters degree in economics from the University of Groningen.

   o Latin America Equity Fund(US)

     The following information replaces similar information found in each Prospectus. The information regarding Mr. Lampl is deleted:

Luiz M. Ribeiro, Jr. CFA, portfolio manager of the Fund, has served as the portfolio manager or co-manager of the Fund since November, 1997. Mr. Ribeiro has worked as an investment analyst with the Advisor and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd. Mr. Ribeiro obtained a Business Degree at the University of Sao Paulo in 1990. In 1993, he completed his M.B.A. offered by IBMEC (Brazilian Institute of Capital Markets) in Sao Paulo.

     Where to Find it: Investment Advisor

     Common Shares/International Funds         - Beginning on Page 25
     Investor Shares                           - Beginning on Page 53

Purchasing, Exchanging and Selling Shares:

     You may purchase, exchange or sell a Fund's shares on any business day. A business day is any day the New York Stock Exchange (NYSE) is open. On days when the NYSE closes early due to holidays, unusual weather or other conditions, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same Business Day credit.

     Where to Find it: How to Purchase, Exchange and Sell Shares

     Common Shares/Domestic Funds              - Pages 38 - 41
     Common Shares/International Funds         - Pages 20 - 23
     Investor Shares                           - Pages 47 - 51


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                              For  more  information,  please  call the ABN AMRO
Funds or visit the website:

                                                            1-800-443-4725
                            www.abnamrofunds-usa.com

ABN-A-048-01

                                 ABN AMRO FUNDS
                                  Common Shares
                                 Investor Shares

                    Supplement dated December 18, 2000 to the
                       Statement of Additional Information
                                dated May 1, 2000

Money Market Funds: Money Market Fund(US), Government Money Market Fund(US), Treasury Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

U.S. Equity Funds: Value Fund(US), Growth Fund(US), Small Cap Fund(US) and Real Estate Fund(US)

International  Funds:   International  Equity  Fund(US),  Europe  Equity  Growth
Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

U.S. Fixed Income Funds: Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

This supplement supercedes and replaces any existing supplement to the Statement of Additional Information ("SAI"). This supplement provides new and additional information beyond that contained in the SAI. The "Where to Find it" section herein, if applicable, refers to the specific section in the SAI that the new and additional information supplements. This supplement should be retained and read in conjunction with the SAI.

Fund Opening Information:

   On December 15, 2000, the Europe Equity Growth Fund(US) commenced operations.

Redemption Fee Information:

   Beginning December 15, 2000, a 2% redemption fee will be assessed on the redemption of shares (including those made in exchanges) that have been held for 90 days or less of the Real Estate Fund(US). Purchases of shares (including those made in exchanges) of the Real Estate Fund(US) made on or after December 15, 2000 will be subject to the 2% redemption fee. Purchases made before December 15, 2000 will not be subject to the fee.

   A 2% redemption fee will be assessed on the redemption of shares (including those made in exchanges) that have been held for 90 days or less of the International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (the "International Equity
   Funds"). Purchases of shares (including those made in exchanges) of the International Equity Funds made on or after August 1, 2000 will be subject to the 2% redemption fee. Purchases made before August 1, 2000 will not be subject to the fee.

   Where to Find it: Purchase and Redemption of Shares - Page 55

Advisor's Name

   ABN AMRO Asset Management (USA) LLC is the Advisor's name effective November 1, 2000.

Funds' New Distributor:

   ABN AMRO Distribution Services (USA) Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 serves as the Funds' distributor.

   Where to Find it: Distribution and Shareholder Servicing - Page 43


Signature Guarantee Information:

   If your exchange or redemption request is for more than $50,000, or if you are requesting that the proceeds from your redemption be sent to an address or an account that is different from what we have on our records, then we may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

   A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

   Where to Find it: Purchase and Redemption of Shares - Page 54

Fund Closing Information:

   On September 15, 2000, all shares of the International Fixed Income Fund(US) were redeemed and the Fund was closed.










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                              For  more  information,  please  call the ABN AMRO
Funds or visit the website:

                                                            1-800-443-4725
                            www.abnamrofunds-usa.com



ABN-A-049-01